Related Parties Transactions - Schedule of Recognized as an Expense During the Reporting Period Related to Officers and Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Parties Transactions [Abstract]
Short-term employee benefits	$ 5,323	$ 4,204
Share-based compensation	7,031	7,197
Total	$ 12,354	$ 11,401